Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of fair value measurement [Table Text Block]
	Dec. 31, 2019		Dec. 31, 2018
	FV	CV	FV	CV
Financial assets at amortized cost
Cash and cash equivalents [1]	$396,146	$396,146	$515,497	$515,497
Restricted cash[1]	337	337	3,738	3,738
Fair value through profit or loss
Trade and other receivables1, [2]	91,046	91,046	126,311	126,311
Non-hedge derivative assets[3]	1,712	1,712	6,628	6,628
Prepayment option - embedded derivatives[7]	2,585	2,585	3,664	3,664
Investments at FVTPL[4]	11,287	11,287	15,159	15,159
Total financial assets	503,113	503,113	670,997	670,997
Financial liabilities at amortized cost
Trade and other payables1, [2]	184,604	184,604	164,628	164,628
Deferred Rosemont acquisition consideration[8]	24,491	24,491	-	-
Other financial liabilities[5]	21,338	24,000	17,425	21,361
Senior unsecured notes[6]	1,050,126	994,143	988,294	992,970
Fair value through profit or loss	-	-	-	-
Embedded derivatives[3]	9,074	9,074	7,201	7,201
Non-hedge derivative liabilities[3]	10,295	10,295	2,634	2,634
Total financial liabilities	1,299,928	1,246,607	1,180,182	1,188,794
Net financial liability	$(796,815)	$(743,494)	$(509,185)	$(517,797)
[1]Cash and cash equivalents, restricted cash, trade and other receivables and trade and other payables are recorded at carrying value, which approximates fair value due to their short-term nature and generally negligible credit losses.
[2]Excludes tax and other statutory amounts.
[3]Derivatives are carried at their fair value, which is determined based on internal valuation models that reflect observable forward market commodity prices, currency exchange rates, and discount factors based on market US dollar interest rates adjusted for credit risk.
[4]All investments are carried at their fair value, which is determined using quoted market bid prices in active markets for listed shares.
[5]These financial liabilities relate to agreements with communities near the Constancia project in Peru (note 15). Fair values have been determined using a discounted cash flow analysis based on expected cash flows and a credit adjusted discount rate.
[6]Fair value of the senior unsecured notes (note 17) has been determined using the quoted market price at the year end.
[7]Fair value of the prepayment option embedded derivative related to the long-term debt (note 17) has been determined using a binomial tree/lattice approach based on the Hull-White single factor interest rate term structure model.
[8]Discounted value based on a risk adjusted discount rate.

Disclosure of detailed information about significant unobservable inputs used in fair value measurement of assets and liabilities [Table Text Block]

December 31, 2019	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Financial assets at FVTPL:
Non-hedge derivatives	$-	$1,712	$-	$1,712
Investments at FVTPL	11,287	-	-	11,287
Prepayment option embedded derivative	-	2,585	-	2,585
	$11,287	$4,297	$-	$15,584
Financial liabilities measured at fair value
Financial liabilities at FVTPL:
Embedded derivatives	$-	$9,074	$-	$9,074
Non-hedge derivatives	-	10,295	-	10,295
	$-	$19,369	$-	$19,369

December 31, 2018	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Financial assets at FVTPL:
Non-hedge derivatives	$-	$6,628	$-	$6,628
Investments at FVTPL	15,159	-	-	15,159
Prepayment option embedded derivative	-	3,664	-	3,664
	$15,159	$10,292	$-	$25,451
Financial liabilities measured at fair value
Financial liabilities at FVTPL:
Embedded derivatives	$-	$7,201	$-	$7,201
Non-hedge derivatives	-	2,634	-	2,634
	$-	$9,835	$-	$9,835

Disclosure of detailed information about net position of contracts awaiting final pricing [Table Text Block]
		Sales awaiting final pricing		Average YTD price ($/unit)
Metal in concentrate	Unit	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Copper	tonnes	33,102	30,519	2.80	2.69
Zinc	tonnes	-	199	-	1.13
Gold	oz	16,152	15,528	1,522	1,279
Silver	oz	124,371	96,646	17.86	15.45

Disclosure of detailed information about foreign currency risk [Table Text Block]
	Dec. 31, 2019			Dec. 31, 2018
	CAD[1]	USD[2]	PEN[3]	CAD[1]	USD[2]	PEN[3]
Cash and cash equivalent	$8,394	$21,217	$7,617	$11,498	$29,740	$13,934
Trade and other receivables	374	56,998	25,413	711	42,056	1,272
Other financial assets	11,287	-	-	15,159	-	-
Trade and other payables	(5,719)	(435)	(22,618)	(5,341)	(3,133)	(19,513)
Other financial liabilities	-	-	(24,000)	-	-	(21,361)
	$14,336	$77,780	$(13,588)	$22,027	$68,663	$(25,668)
[1] HMI is exposed to foreign currency risk on CAD.
[2] The Manitoba segment is exposed to foreign currency risk on USD.
[3] The Peru segment is exposed to foreign currency risk on PEN.

Disclosure of detailed information about sensitivity analysis for foreign currency risk [Table Text Block]
December 31, 2019	Change of:	Would have changed 2019 after-tax profit by:
USD/CAD exchange rate[1]	+ 10%	$3.4	million
USD/CAD exchange rate[1]	- 10%	(4.1)	million
USD/PEN exchange rate[2]	+ 10%	0.8	million
USD/PEN exchange rate[2]	- 10%	(1.0)	million
December 31, 2018	Change of:	Would have changed 2018 after-tax profit by:
USD/CAD exchange rate[1]	+ 10%	$5.0	million
USD/CAD exchange rate[1]	- 10%	(6.0)	million
USD/PEN exchange rate[2]	+ 10%	1.5	million
USD/PEN exchange rate[2]	- 10%	(1.8)	million

Disclosure of detailed information about commodity price risk [Table Text Block]
December 31, 2019	Change of:	Would have changed 2019 after-tax profit by:
Copper prices ($/lb)[3]	+ $ 0.30	$(2.0) million
Copper prices ($/lb)[3]	- $ 0.30	2.0 million
Zinc prices ($/lb)[4]	+ $ 0.10	1.0 million
Zinc prices ($/lb)[4]	- $ 0.10	(1.0) million
December 31, 2018	Change of:	Would have changed 2018 after-tax profit by:
Copper prices ($/lb)[3]	+ $ 0.30	$(3.1) million
Copper prices ($/lb)[3]	- $ 0.30	3.1 million
Zinc prices ($/lb)[4]	+ $ 0.10	0.5 million
Zinc prices ($/lb)[4]	- $ 0.10	(0.5) million
[3] Effect on profit due to embedded provisional pricing derivatives (note 26c) and copper fixed for floating swaps (note 26b).
[4] Effect on profit due to embedded provisional pricing derivatives (note 26c) and non-hedge zinc derivatives (note 26b).

Disclosure of detailed information about share price risk [Table Text Block]

December 31, 2019	Change of:	Would have changed 2019 after-tax profit by:
Share prices	+ 25%	$2.8 million
Share prices	- 25%	(2.8) million
December 31, 2018	Change of:	Would have changed 2018 after-tax profit by:
Share prices	+ 25%	$3.8 million
Share prices	- 25%	(3.8) million

Disclosure of detailed information about interest rate risk [Table Text Block]
December 31, 2019	Change of:	Would have changed 2019 after-tax profit by:
Interest rates	+ 2.00%	$2.3 million
Interest rates	- 2.00%	(2.6) million
December 31, 2018	Change of:	Would have changed 2018 after-tax profit by:
Interest rates	+ 2.00%	$(3.3) million
Interest rates	- 2.00%	3.2 million

Disclosure of detailed information about liquidity risk [Table Text Block]

Dec. 31, 2019	Carrying amount	Contractual cash flows	12 months or less	13 - 36 months	37 - 60 months	More than 60 months
Assets used to manage liquidity risk
Cash and cash equivalents	$396,146	$396,146	$396,146	$-	$-	$-
Restricted cash	337	337	337	-	-	-
Trade and other receivables	91,046	91,046	89,451	-	-	1,595
Non-hedge derivative assets	1,712	1,712	1,712	-	-	-
	$489,241	$489,241	$487,646	$-	$-	$1,595
Non-derivative financial liabilities
Trade and other payables, including embedded derivatives	$(184,604)	$(184,604)	$(184,604)	$-	$-	$-
Other financial liabilities	(24,000)	(33,723)	(6,672)	(4,811)	(4,734)	(17,506)
Deferred Rosemont acquisition consideration	(24,491)	(30,000)	-	(10,000)	(20,000)	-
Long-term debt, including embedded derivatives	(991,558)	(1,350,540)	(72,165)	(149,500)	(1,128,875)	-
	$(1,224,653)	$(1,598,867)	$(263,441)	$(164,311)	$(1,153,609)	$(17,506)
Derivative financial liabilities
Embedded derivative	(9,074)	(9,074)	(9,074)	-	-	-
Non hedge derivative contracts	(10,295)	(10,295)	(10,295)	-	-	-
	(19,369)	(19,369)	(19,369)	-	-	-

Dec. 31, 2018	Carrying amount	Contractual cash flows	12 months or less	13 - 36 months	37 - 60 months	More than 60 months
Assets used to manage liquidity risk
Cash and cash equivalents	$515,497	$515,497	$515,497	$-	$-	$-
Trade and other receivables	126,311	136,913	112,258	11,440	13,215	-
Non-hedge derivative assets	6,628	6,628	6,628	-	-	-
	$648,436	$659,038	$634,383	$11,440	$13,215	$-
Non-derivative financial liabilities
Trade and other payables, including embedded derivatives	$(164,628)	$(164,628)	$(164,628)	$-	$-	$-
Other financial liabilities	(21,361)	(31,854)	(3,719)	(4,757)	(3,068)	(20,310)
Long-term debt, including embedded derivatives	(981,030)	(1,439,821)	(79,263)	(156,933)	(535,000)	(668,625)
	$(1,167,019)	$(1,636,303)	$(247,610)	$(161,690)	$(538,068)	$(688,935)
Derivative financial liabilities
Non-hedge derivative contracts	(2,634)	(2,634)	(2,634)	-	-	-
	$(2,634)	$(2,634)	$(2,634)	$-	$-	$-